Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Cash flows from operating activities
Net income	$ 6,301		$ 4,558		$ 2,811
Adjustments to reconcile net income to net cash generated from operating activities
(Reversal)/provision for bad debts	790		452		(126)
Impairment/(reversal) for inventory obsolescence	(103)		106		657
Depreciation of property and equipment	2,680		2,191		985
Amortization of intangible assets	129		137		136
Gains on disposals of property and equipment	(104)		(80)		(203)
Interest expenses	196		196		133
Share-based compensation	1,043		1,241		3,314
Fair value losses/(gains) on other investments	(4,643)		(1,091)		2,748
Share of (profit)/loss in equity method investments	12		(210)		(357)
Foreign currency exchange losses/(gains), net	(518)		470		514
Changes in operating assets and liabilities
Accounts receivable	3,471		(1,812)		(390)
Prepayments and other assets	379		1,009		(1,713)
Inventories	(2,986)		766		784
Accrued expenses, accounts payable and other liabilities	(6,304)		2,238		(691)
Amounts due to related parties	(49)		(1,202)		(231)
Amounts due from related parties	274		974		(2,247)
Contract liabilities	2,716		(717)		373
Other non-current liabilities	(29)		(58)		(59)
Operating lease right-of-use assets	1,131		(555)		(2,115)
Operating lease liabilities	(1,178)		573		2,184
Net cash generated from operating activities	3,208		9,186		6,507
Cash flows from investing activities
Purchase of property and equipment	(924)		(3,998)		(2,065)
Purchase of intangible assets	(122)
Proceeds from disposal of property and equipment	225		240		217
Dividends received from long-term investment					83
Decrease in short-term deposit					196
Proceeds from redemption of other investment					1,329
Payments for loans to third parties	(500)
Proceeds from collection of loans to third parties	293
Net cash used in investing activities	(1,028)		(3,758)		(240)
Cash flows from financing activities
Proceeds from other borrowings					2,541
Repayments of other borrowings			(2,504)		(34)
Proceeds from bank borrowings	7,211		6,988		5,369
Repayments of bank borrowings	(7,089)		(2,752)		(5,416)
Proceeds from exercise of share options					49
Net cash generated from financing activities	122		1,732		2,509
Increase in cash and cash equivalents	2,302		7,160		8,776
Cash and cash equivalents at beginning of year	30,057		23,371		14,921
Effect of exchange rates on cash and cash equivalents	472		(474)		(326)
Cash and cash equivalents at end of year	32,831		30,057		23,371
Supplemental disclosure of cash flow information:
Interest paid	(196)		(196)		(133)
Cash paid for amounts included in operating lease liabilities	(2,029)		(573)
Supplemental disclosure of non-cash flow information:
Right-of-use assets obtained in exchange for operating lease obligations	724		2,335		2,806
Cancellation of vested Restricted Shares		[1]
Issuance upon subsequent vesting of Restricted Shares		[1]
Issuance of shares upon vesting of Restricted Shares		[1]		[1]	$ 1

[1]	Less than one thousand.